Financial Instruments	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
Fair values
We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at June 30, 2022 and December 31, 2021 are as follows:

		June 30, 2022		December 31, 2021
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1)	Level 1	528,798	528,798	232,211	232,211
Restricted cash and short-term deposits (2)	Level 1	91,466	91,466	106,073	106,073
Trade accounts receivable (3)	Level 1	54,380	54,380	28,912	28,912
Investment in listed equity securities (4)	Level 1	491,754	491,754	449,666	449,666
Trade accounts payable (3)	Level 1	(18,959)	(18,959)	(4,936)	(4,936)
Assets held for sale (note 11)	Level 2	2,669	2,669	1,697,039	1,697,039
Liabilities held for sale (note 11)	Level 2	(1,455)	(1,455)	(879,477)	(879,477)
Current portion of long-term debt and short-term debt (5) (6) (7)	Level 2	(367,004)	(367,004)	(388,005)	(388,005)
Current portion of 2017 Convertible Bonds (6) (8)	Level 2	—	—	(315,646)	(316,561)
Long-term debt (6) (7)	Level 2	(740,236)	(740,236)	(947,855)	(947,855)
Long-term debt - Norwegian Bonds (6) (8)	Level 1	(299,480)	(281,517)	—	—
Derivatives:
Oil and gas derivative instruments (9) (10)	Level 2	565,630	565,630	207,058	207,058
Interest rate swaps asset (9) (11) (12)	Level 2	32,283	32,283	—	—
Interest rate swaps liability (9) (11) (12)	Level 2	—	—	(17,300)	(17,300)
Commodity swap asset (9) (11)	Level 2	—	—	1,753	1,753
Commodity swap liability (9) (11)	Level 2	(12,653)	(12,653)	(88)	(88)

(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying value of restricted cash and short-term deposits is considered to be equal to the estimated fair value because of their near term maturity.

(3) The carrying values of trade accounts receivable and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(4) “Investment in listed equity securities” refers to our NFE Shares (note 14). The fair value was calculated using the NFE closing share price as of June 30, 2022, resulting in a valuation of $491.8 million and a realized and unrealized gain of $295.0 million (June 30, 2021: Realized and unrealized loss of $86.7 million).

(5) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.

(6) Our debt obligations are recorded at amortized cost in the unaudited consolidated balance sheets. The amounts presented in the above table are gross of the deferred charges amounting to $24.4 million and $28.2 million at June 30, 2022 and December 31, 2021, respectively.

(7) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.

(8) The estimated fair values of the unsecured 2017 Convertible Bonds and our $300.0 million senior unsecured bonds (the “2021 Norwegian Bonds”) are based on their quoted market prices as of the balance sheet date. In February 2022, following the listing of the 2021 Norwegian Bonds, the fair value hierarchy had been transferred from level 2 to level 1.
(9) Derivative assets are generally captured within other current assets and non-current assets; oil and gas derivative liabilities are captured within other current liabilities and non-current liabilities; and interest rates and commodity swap derivative liabilities are captured within other current liabilities on the balance sheet.

(10) The fair value of the oil and gas derivative instruments was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA (Brent crude oil price linked) and the estimated discounted cash flows of the additional payments due to us until the end of the contract in 2026 as a result of gas prices moving with respect to the contractual pricing terms per the Amendment 3 to the LTA and the Euro/USD exchange rates based on the forex forward curve (TTF price linked). Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(11) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

(12) The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements. It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us.

As of June 30, 2022, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	550,000	2024 to 2029	1.69% - 2.37%

Commodity price risk management

A derivative asset, representing the fair value of the estimated discounted cash flows of payments due as a result of the Brent crude oil price moving above the contractual floor of $60.00 per barrel over the contract term, was recognized in December 2017 following the effectiveness of Amendment 3 to the LTA. Golar bears no downside risk should the Brent crude oil price fall below $60.00.

The 2022 Incremental Capacity for the Hilli is linked to TTF gas prices. As of June 30, 2022, we were party to a commodity swap involving the payment of fixed prices in exchange for Dutch natural gas to manage our exposure to the TTF gas prices volatility, as summarized below:

Instrument	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	806,502	2022	$23.25 to $27.50

It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. As a result, the amounts presented in our unaudited consolidated balance sheet in relation to interest rate and commodity swaps have not been offset. For our commodity swaps, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our unaudited consolidated balance sheets as of June 30, 2022 and December 31, 2021 would be adjusted in the following table:

	June 30, 2022			December 31, 2021
	Gross amounts presented in the unaudited consolidated balance sheet	Gross amounts not offset in the unaudited consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the unaudited consolidated balance sheet	Gross amounts not offset in the unaudited consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Commodity swaps
Total derivative assets	—	—	—	1,753	(88)	1,665
Total derivative liabilities	(12,653)	—	(12,653)	(88)	88	—